Balances and Transactions with Related Parties - Summary of Receivables from and Accounts Payable to Related Parties (Detail) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	$ 57,976,125	$ 68,182,133
Receivables from related parties Non-current	48,358,915	34,407,142
Accounts payable to related parties Current	130,053,962	159,809,887
Non-Current accounts payable to related parties	1,164,044,462	784,373,484
Endesa Spain [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	31,032	26,979
Enel Global Infrastructure and Network [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	266,732	146,061
Enel Green Power Morocco [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	252,803	94,340
GNL Chile S.A. [Member] | Advance Natural Gas Purchase [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	20,067,363	31,025,024
Receivables from related parties Non-current	48,358,915	34,407,142
GNL Chile S.A. [Member] | Dividends [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	616,697
Enel Iberia SRL [Member] | Engineering Services [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	42,794	45,069
Enel Italy SrL. [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	534,991	403,854
Enel Global Trading S.p.A [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	216,185	120,276
Enel Global Trading S.p.A [Member] | Gas Sales [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		16,880,527
Enel Global Trading S.p.A [Member] | Commodity Derivatives [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	22,048,245	2,962,387
Enel S.p.A. [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	533,309	467,393
Enel Brasil S A [Member] | Other Services [Member] | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	866,928
Enel Brasil S A [Member] | Other Services [Member] | Brazil [Member] | Brazil, Brazil Real
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		705,954
Emgesa S.A. E.S.P. [Member] | Other Services [Member] | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	164,018	105,320
Emgesa S.A. E.S.P. [Member] | Engineering Services [Member] | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	198,066	473,527
Codensa S.A [Member] | Other Services [Member] | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	74,930	26,237
Codensa S.A [Member] | Computer Services [Member] | Colombia [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	322,872
Codensa S.A [Member] | Computer Services [Member] | Colombia [Member] | Colombia, Pesos
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		833,336
Enel Generacin Peru S.A. [Member] | Other Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	404,354	455,544
Enel Generacin Peru S.A. [Member] | Engineering Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	162,252
Enel Generacin Peru S.A. [Member] | Engineering Services [Member] | Peru [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,064,232	725,163
Enel Americas S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,007,511	1,859,205
Enel Americas S.A. [Member] | Computer Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	410,946	991,564
Enel Green Power Colombia SAS [Member] | Other Services [Member] | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		489,301
Enel Green Power Colombia SAS [Member] | Engineering Services [Member] | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,342,341
Enel Generacin Piura S.A. [Member] | Engineering Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	55,897	60,670
Chinango S.A.C. [Member] | Engineering Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	70,925
Enel Innovation Hubs Srl [Member] | Computer Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	25,362
Enel Green Power Spa [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	2,088	267,422
Enel Green Power Spa [Member] | Other Services [Member] | ITALY | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	653,975	1,509,373
Enel Green Power Spa [Member] | Engineering Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	170,756	1,131,635
Enel Green Power Spa [Member] | Engineering Services [Member] | ITALY | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	395,683
Sociedad Portuaria Central Cartagena S.A. [Member] | Other Services [Member] | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		149,525
Enel Distribución Peru S.A. [Member] | Computer Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	657,232	603,171
Enel Green Power Perú [Member] | Other Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	186,734	1,463,242
Enel Green Power Perú [Member] | Engineering Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	405,030	302,697
Energia Nueva Energía Limpia Mexico S.R.L [Member] | Other Services [Member] | Mexico [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	34,843	108,327
Proyectos y Soluciones Renovables S.A.C. [Member] | Other Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	96,267	60,717
Enel Generacion Costanera S.A. [Member] | Engineering Services [Member] | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	155,722	34,771
Enel Generacion El Chocon S.A. [Member] | Engineering Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	11,954	12,589
Enel Green Power Brasil Participacoes LTDA [Member] | Other Services [Member] | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	200,977	75,984
Enel Green Power Brasil Participacoes LTDA [Member] | Engineering Services [Member] | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	6,714	51,895
Enel Power Argentina [Member] | Other Services [Member] | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	269,280	284,876
Energetica Monzon S.A.C. [Member] | Other Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		461,677
Energetica Monzon S.A.C. [Member] | Engineering Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	653,567
Enel Green Power RSA (PTY) LTD [Member] | Other Services [Member] | South Africa [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		385,716
Enel Green Power RSA (PTY) LTD [Member] | Other Services [Member] | South Africa [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		110,699
Enel Green Power North America Inc [Member] | Other Services [Member] | Americas [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		141,708
Enel Green Power North America Inc [Member] | Other Services [Member] | Americas [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		7,381
Empresa Distribuidora Sur S.A. [Member] | Other Services [Member] | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	234,834	168,691
Empresa Distribuidora Sur S.A. [Member] | Computer Services [Member] | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,080,101	1,136,784
Energia y Servicios South America Spa [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	623,843	341,200
Enel X S.R.L. [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	29,990	26,954
Enel Produzione [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	60,644	13,781
Enel Global Thermal Generation S.r.l. [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	753,544	273,003
Enel North America Inc [Member] | Other Services [Member] | Americas [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	192,582
Enel X North America Inc [Member] | Other Services [Member] | Americas [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	86,685	92,730
Parque Amistad II SA de CV [Member] | Other Services [Member] | Mexico [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		50,264
Parque Amistad IV SA de CV [Member] | Other Services [Member] | Mexico [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		17,590
Renovables de Guatemala S.A. [Member] | Engineering Services [Member] | Guatemala [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,089
Enel Trading Argentina S.R.L. [Member] | Computer Services [Member] | Argentina [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	173,263
Enel AMPCI Ts1 Holdings SpA [Member] | Other Services [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	8,176
Enel AMPCI Ts1 SpA [Member] | Other Services [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	41,591
Enel AMPCI Ebus Chile SpA [Member] | Other Services [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	8,176
Accounts Payables [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	130,053,962	159,809,887
Non-Current accounts payable to related parties	1,164,044,462	784,373,484
Accounts Payables [Member] | Endesa Spain [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	159,940	159,940
Accounts Payables [Member] | Enel Trading Argentina S.R.L. [member] | Other Services [Member] | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	94,838	86,189
Accounts Payables [Member] | Enel Global Infrastructure and Network [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	651,662	57,324
Accounts Payables [Member] | Enel Global Infrastructure and Network [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	5,397,360	1,984,129
Accounts Payables [Member] | GNL Chile S.A. [Member] | Gas Purchase [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	14,650,079	4,980,936
Non-Current accounts payable to related parties		2,497,660
Accounts Payables [Member] | Endesa Generacion [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	25,643	25,643
Accounts Payables [Member] | Endesa Generacion [Member] | Engineering Services [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	190,879	190,879
Accounts Payables [Member] | Enel Iberia SRL [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	891,821	883,576
Accounts Payables [Member] | E-Distribuzione Spa [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		49,488
Accounts Payables [Member] | Enel Italy SrL. [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	676,267	9,115,709
Accounts Payables [Member] | Enel Italy SrL. [Member] | Computer Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	253,605
Accounts Payables [Member] | Enel Italy SrL. [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		6,438,614
Accounts Payables [Member] | Enel Italy IT [Member] | Engineering Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	243,460
Accounts Payables [Member] | Enel Global Trading S.p.A [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	558,964	1,099,133
Accounts Payables [Member] | Enel Global Trading S.p.A [Member] | Commodity Derivatives [Member] | ITALY | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	2,405,919	9,295,836
Accounts Payables [Member] | Enel Global Trading S.p.A [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	5,042,033	2,857,244
Accounts Payables [Member] | Emgesa S.A. E.S.P. [Member] | Other Services [Member] | Colombia [Member] | Colombia, Pesos
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	4,576	4,723
Accounts Payables [Member] | Codensa S.A [Member] | Other Services [Member] | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	35,616	17,950
Accounts Payables [Member] | Enel Americas S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	2,285,642	1,909,747
Accounts Payables [Member] | Enel Green Power Spa [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	9,249,143	10,666,792
Accounts Payables [Member] | Enel Green Power Spa [Member] | Engineering Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	17,975,839	12,594,833
Accounts Payables [Member] | Enel Green Power Spa [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	21,206,647	19,758,903
Accounts Payables [Member] | Enel Distribución Peru S.A. [Member] | Other Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	2,185	2,291
Accounts Payables [Member] | Enel Energia [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	478,207	452,289
Accounts Payables [Member] | Transmisora Electrica de Quillota Ltda. [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	13,887	13,887
Accounts Payables [Member] | Enel Green Power Spain SL [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	403,225	352,233
Accounts Payables [Member] | Enel Global Services S.r.l [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	640,692
Accounts Payables [Member] | Enel Global Services S.r.l [Member] | Engineering Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	551,776
Accounts Payables [Member] | Enel Global Services S.r.l [Member] | Computer Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	11,719,059
Accounts Payables [Member] | Enel Global Services S.r.l [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	1,154,817
Accounts Payables [Member] | Enel Green Power North America Inc [Member] | Other Services [Member] | Americas [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	315,697	248,051
Accounts Payables [Member] | Enel X S.R.L. [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	130,664	198,815
Accounts Payables [Member] | Enel X S.R.L. [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	4,225,269	147,488
Accounts Payables [Member] | Enel Produzione [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	1,395,436	3,249,960
Accounts Payables [Member] | Enel Produzione [Member] | Engineering Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	1,999,721	2,793,150
Accounts Payables [Member] | Enel Global Thermal Generation S.r.l. [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	947,100	681,544
Accounts Payables [Member] | Enel Global Thermal Generation S.r.l. [Member] | Engineering Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	17,720
Accounts Payables [Member] | Enel Global Thermal Generation S.r.l. [Member] | Computer Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	2,125,349
Accounts Payables [Member] | Enel Global Thermal Generation S.r.l. [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	4,782,053	3,017,847
Accounts Payables [Member] | Enel S.p.A [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	2,516,113	2,965,604
Accounts Payables [Member] | Enel S.p.A [Member] | Dividends [Member] | ITALY | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		55,018,871
Accounts Payables [Member] | Enel S.p.A [Member] | Engineering Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	1,381,313
Accounts Payables [Member] | Enel S.p.A [Member] | Computer Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	263,443
Accounts Payables [Member] | Enel S.p.A [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	7,310,421	6,982,284
Accounts Payables [Member] | Enel Finance International NV [Member] | Loan Payable [Member] | Holland [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	3,444,366
Non-Current accounts payable to related parties	1,164,044,462	781,875,824
Accounts Payables [Member] | Enel Finance International NV [Member] | Other Services [Member] | Holland [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		134,278
Accounts Payables [Member] | Enel Green Power Italy [Member] | Other Services [Member] | ITALY | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	459,992
Accounts Payables [Member] | Energía y Servicios South America Spa [Member] | Other Services [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	42,549	107,037
Accounts Payables [Member] | Energía y Servicios South America Spa [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	345,708	344,877
Accounts Payables [Member] | Energía y Servicios South America Spa [Member] | Engineering Services [Member] | Chile [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	871,748
Accounts Payables [Member] | Energía y Servicios South America Spa [Member] | Engineering Services [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	60,957
Accounts Payables [Member] | Energia Marina SpA [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		2,357
Accounts Payables [Member] | Cesi S.p.A. [Member] | Engineering Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	247,773	890,343
Accounts Payables [Member] | Tecnatom SA [Member] | Engineering Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	73,842	$ 29,093
Accounts Payables [Member] | Enel X Brasil Gerenciamento de Energia Ltda [Member] | Other Services [Member] | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	360
Accounts Payables [Member] | Enel Distribución Sao Paulo [Member] | Other Services [Member] | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	$ 132,587